PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net
Property and equipment, net consist of the following:

	As of September 30, 2020	As of March 31, 2021
Cost:
Buildings	40,167	40,167
Leasehold improvements	316,665	270,914
Furniture, fixtures and equipment used in apartments	122,171	101,267
Vehicle	3,043	3,043
Office furniture, fixtures and equipment	20,504	20,454
Less: Accumulated depreciation	(217,582)	(206,542)
Construction in progress	73,054	69,489

Property and equipment, net	358,022	298,792